Reinsurance - Components of Reinsurance Recoverables (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Future policy benefits	$ 46.7
Total reinsurance recoverables	308.3	$ 318.2
Life insurance
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Funds held under deposit contracts	104.7	102.4
Future policy benefits	135.4	134.3
Paid claims, expense allowance, premium tax recoverables and other	14.2	18.7
Policy and contract claims	6.4	5.8
Total reinsurance recoverables	260.7	261.2
Accident and health insurance
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Future policy benefits	37.5	40.3
Paid claims, expense allowance, premium tax recoverables and other	3.7	4.0
Policy and contract claims	6.4	12.7
Total reinsurance recoverables	$ 47.6	$ 57.0